Accounting Policies IFRS16 - Leases (Details)	12 Months Ended
Jun. 30, 2020 ZAR (R)
Disclosure of leases [Abstract]
Statement that lessee accounts for leases of low-value assets using recognition exemption	The low value lease exemption - the group has elected to take the low value exemption
Maximum Amount Applied For Low Value Lease Exemption	R 50,000
Statement that lessee accounts for short-term leases using recognition exemption	The short-term lease exemption - leases with a duration of less than a year will be expensed in the income statement on a straight-line basis